Shareholders’ Equity	3 Months Ended	12 Months Ended
	Mar. 31, 2023	Dec. 31, 2022
Equity [Abstract]
Shareholders’ Equity

Note 7 – Shareholders’ Equity

Common Shares Issued on Exercise of Warrants

During the three months ended March 31, 2023, the Company received proceeds of $114,000 on the exercise of 19,256 warrants for the purchase of 19,256 shares of common stock, at exercise price of $5.90 per share.

During the three months ended March 31, 2022, the Company received proceeds of $125,000 on the exercise of 21,207 warrants for the purchase of 21,207 shares of common stock, at exercise price of $5.90 per share.

Common Shares Issued for Services

The Company enters into various consulting agreements with third parties (“Consultants”) pursuant to which these Consultants provided business development, sales promotion, introduction to new business opportunities, strategic analysis and sales and marketing activities. In addition, the Company issued shares to a director for board service.

During the three months ended March 31, 2023, the Company issued 55,064 shares of common stock for services, with a fair value of approximately $586,000 at date of grant.

During the three months ended March 31, 2022, the Company issued 69,133 shares of common stock for services, with a fair value of approximately $612,000 at date of grant.

Summary of Restricted Stock Units

On May 17, 2022, the Company granted an aggregate of 67,860 restricted stock units (RSU) to its employees and executives pursuant to the Company’s 2022 Stock Incentive Plan, with an aggregate fair value of $600,000, based on the Company’s current private offering price. The RSUs vest on the earlier of twelve months from the date of grant, or a strategic transaction including the Company being acquired, an initial public offering, or a liquidity event more than $10 million.

On December 8, 2022, the Company granted its Chief Executive Officer, Geoffrey Andersen, 16,965 RSU, with a fair value of $150,000, based on the Company’s current private offering price. The RSU was issued per the terms of Mr. Andersen’s employment agreement dated December 8, 2022, and per the Company’s 2022 Stock Incentive Plan. The RSUs vest on the earlier of twelve months from the date of grant, or a strategic transaction including the Company being acquired, an initial public offering, or a liquidity event more than $5 million.

As of March 31, 2023 and December 31, 2022, no shares of common stock were issued. As of December 31, 2022, the aggregate amount of unvested compensation related to RSUs was approximately $362,000. During the three months ended March 31, 2023, the Company recognized $172,000 of compensation expense relating to vested RSUs. As of March 31, 2023, the aggregate amount of unvested compensation related to RSUs was approximately $190,000 which will be recognized as an expense as the options vest in future periods through December 8, 2023.

Summary of Warrants

A summary of warrants for the three months ended March 31, 2023, is as follows:

		Weighted
		Average
	Number of	Exercise
	Warrants	Price
Balance outstanding, December 31, 2022	2,059,334	$9.18
Warrants granted	21,207	6.40
Warrants exercised	(19,256)	5.90
Warrants expired or forfeited	-	-
Balance outstanding, March 31, 2023	2,061,285	$9.12
Balance exercisable, March 31, 2023	2,061,285	$9.12

Information relating to outstanding warrants at March 31, 2023, summarized by exercise price, is as follows:

			Outstanding	Exercisable
Exercise Price Per Share	Share	Life (Years)	Weighted Average Exercise Price	Shares	Weighted Average Exercise Price
$5.90	67,860	1.25	$5.90	67,860	$5.90
$6.40	21,207	0.80	$6.40	21,207	$6.40
$8.84	594,242	0.25	$8.84	594,242	$8.84
$9.20	1,218,504	1.54	$9.20	1,218,504	$9.20
$11.78	159,472	1.25	$11.78	159,472	$11.78
	2,061,285	1.09	$9.12	2,061,285	$9.12

As of March 31, 2023, both the outstanding and exercisable warrants have an intrinsic value of $177,000. The aggregate intrinsic value was calculated as the difference between the estimated market value of $8.00 per share as of March 31, 2023, and the exercise price of the outstanding warrants.

Warrants Issued with Convertible Notes Payable

In January and February 2023, the Company sold approximately $250,000 of Convertible Promissory Notes and 21,207 warrants (see Note 5). Each Warrant is exercisable at a price equal to 80%, or $3.20, of our initial public offering price, currently anticipated to be $4.00 per share. The aggregate fair value of the warrants was determined to be $110,000, which was determined using a Black-Scholes-Merton option pricing model with the following average assumption: fair value of our stock price of $4.00 per share based on recent prospectus, expected term of one year, volatility of 91%, dividend rate of 0%, and weighted average risk-free interest rate of 4.72%.

During the three months ended March 31, 2023 and 2022, the Company recognized $0 and $32,000 of compensation expense relating to vested warrants, respectively. As of March 31, 2023, no unvested compensation related to these warrants remained.

Summary of Options

A summary of stock options for the three months ended March 31, 2023, is as follows:

		Weighted
		Average
	Number of	Exercise
	Options	Price
Balance outstanding, December 31, 2022	1,733,824	$6.20
Options granted	-	-
Options exercised	-	-
Options expired or forfeited	(1,274)	8.84
Balance outstanding, March 31, 2023	1,732,550	$6.20
Balance exercisable, March 31, 2023	884,442	$6.10

Information relating to outstanding options at March 31, 2023, summarized by exercise price, is as follows:

			Outstanding	Exercisable
Exercise Price Per Share	Share	Life (Years)	Weighted Average Exercise Price	Shares	Weighted Average Exercise Price
$2.95	1,548,905	7.77	$5.90	820,117	$5.90
$4.42	183,645	4.65	$8.84	64,325	$8.84
	1,732,550	7.43	$6.20	884,442	$6.10

During the three months ended March 31, 2023 and 2022, the Company recognized $730,000 and $684,000 of compensation expense relating to vested stock options, respectively. As of March 31, 2023, the aggregate amount of unvested compensation related to stock options was approximately $4.4 million which will be recognized as an expense as the options vest in future periods through May 2025.

As of March 31, 2023, the outstanding and exercisable options have an intrinsic value of $3.3 million and $1.7 million, respectively. The aggregate intrinsic value was calculated as the difference between the estimated market value of $8.00 per share as of March 31, 2023, and the exercise price of the outstanding options.

Note 8 – Shareholders’ Equity

The following description summarizes the material terms of our capital stock.

Our authorized capital stock consists of 100,000,000 shares of common stock, $0.0001 par value, and 1,000,000 shares of preferred stock, 1 share of which is designated as Series A preferred stock, $0.0001 par value. The rights, preferences and privileges of preferred stock may be designated from time to time by our board of directors. As of December 31, 2022, there were 11,899,865 shares of our common stock issued and outstanding and one (1) share of Series A preferred stock issued and outstanding. The one (1) share of Series A preferred stock is held by Jonathan Destler, our former Chief Executive Officer and current Founder and Head of Corporate Development.

Undesignated Preferred Stock

Under the terms of our Certificate of Incorporation, our board of directors is authorized to issue shares of our undesignated preferred stock in one or more series without stockholder approval. Our board of directors has the discretion to determine the rights, preferences, privileges and restrictions, including voting rights, dividend rights, conversion rights, redemption privileges and liquidation preferences, of each series of preferred stock.

The purpose of authorizing our board of directors to issue preferred stock and determine its rights and preferences is to eliminate delays associated with a stockholder vote on specific issuances. The issuance of preferred stock, while providing flexibility in connection with possible future acquisitions and other corporate purposes, will affect, and may adversely affect, the rights of holders of common stock. It is not possible to state the actual effect of the issuance of any shares of preferred stock on the rights of holders of common stock until our board of directors determines the specific rights attached to that preferred stock. The effects of issuing preferred stock could include one or more of the following:

●	restricting dividends on the common stock;

●	diluting the voting power of the common stock;

●	impairing the liquidation rights of the common stock; or

●	delaying or preventing changes in control or management of our company.

Once our board of directors approves the rights and preferences for a series of preferred stock, we will file a Certificate of Designation for such series of preferred stock with the Delaware Secretary of State formally establishing such rights and preferences.

Series A Preferred Stock; Common Stock

Voting

Except as set forth below, each holder of Series A preferred stock has the same rights as holders of common stock and shall be entitled to notice of any stockholders’ meeting. They shall also be entitled to vote with the holders of common stock, and not as a separate class, except as may otherwise be required by law. Except as set forth below, each stockholder shall be entitled to one (1) vote for each share of stock outstanding. Except as set forth below or otherwise provided by the law of the State of Delaware, any corporate action to be taken shall be authorized by a majority of the votes cast by the stockholders. There are no cumulative rights to voting.

Each share of Series A preferred stock is entitled to the number of votes equal to 110% of the number of votes of the common stock issued and outstanding.

Additionally, for as long as any shares of Series A preferred stock are outstanding, the holders of Series A preferred stock shall be entitled to elect one director, or the Series A Director.

Protective Provisions

For as long as any shares of Series A preferred stock are outstanding, we must obtain the approval of at least a majority of the holders of the outstanding shares of preferred stock, voting as a separate class, to:

●	Amend our articles of incorporation or, unless approved by our board of directors, including by the Series A Director, amend our bylaws;

●	Change or modify the rights, preferences or other terms of the Series A preferred stock, or increase or decrease the number of authorized shares of Series A preferred stock;

●	Reclassify or recapitalize any outstanding equity securities, or, unless approved by our board of directors, including by the Series A Director, authorize or issue, or undertake an obligation to authorize or issue, any equity securities or any debt securities convertible into or exercisable for any equity securities (other than the issuance of stock-options or securities under any employee option or benefit plan);

●	Authorize or effect any transaction constituting a Deemed Liquidation (as defined in this subparagraph), or any other merger or consolidation of the Company, where a Deemed Liquidation shall mean: (1) the closing of the sale, transfer or other disposition of all or substantially all of the Company’s assets (including an irrevocable or exclusive license with respect to all or substantially all of the Company’s intellectual property); (2) the consummation of a merger, share exchange or consolidation with or into any other corporation, limited liability company or other entity (except one in which the holders of capital stock of the Company as constituted immediately prior to such merger, share exchange or consolidation continue to hold at least 50% of the voting power of the capital stock of the Company or the surviving or acquiring entity (or its parent entity)), (3) authorizing or effecting any transaction liquidation, dissolution or winding up of the Company, either voluntary or involuntary; provided, however, that none of the following shall be considered a Deemed Liquidation: (A) a merger effected exclusively for the purpose of changing the domicile of the Company, or (B) a transaction or other event deemed to be exempt from the definition of a Deemed Liquidation by the holders of at least a majority of the then outstanding Series A preferred stock.

●	Increase or decrease the size of our board of directors as provided in our bylaws or remove the Series A Director (unless approved by our board of directors, including the Series A Director);

●	Declare or pay any dividends or make any other distribution with respect to any class or series of capital stock (unless approved by our board of directors, including the Series A Director);

●	Redeem, repurchase or otherwise acquire (or pay into or set aside for a sinking fund for such purpose) any outstanding shares of capital stock (other than the repurchase of shares of common stock from employees, consultants or other service providers pursuant to agreements approved by our board of directors under which the Company has the option to repurchase such shares at no greater than original cost upon the occurrence of certain events, such as the termination of employment) (unless approved by our board of directors, including the Series A Director);

●	Create or amend any stock option plan of the Company, if any (other than amendments that do not require approval of the stockholders under the terms of the plan or applicable law) or approve any new equity incentive plan;

●	Replace the President and/or Chief Executive Officer of the Company (unless approved by our board of directors, including the Series A Director);

●	Transfer assets to any subsidiary or other affiliated entity (unless approved by our board of directors, including the Series A Director);

●	Issue, or cause any subsidiary of the Company to issue, any indebtedness or debt security, other than trade accounts payable and/or letters of credit, performance bonds or other similar credit support incurred in the ordinary course of business, or amend, renew, increase or otherwise alter in any material respect the terms of any indebtedness previously approved or required to be approved by the holders of the Series A preferred stock (unless approved by our board of directors, including the Series A Director);

●	Modify or change the nature of the Company’s business;

●	Acquire, or cause a subsidiary of the Company to acquire, in any transaction or series of related transactions, the stock or any material assets of another person, or enter into any joint venture with any other person (unless approved by our board of directors, including the Series A Director); or

●	Sell, transfer, license, lease or otherwise dispose of, in any transaction or series of related transactions, any material assets of the Company or any subsidiary outside the ordinary course of business (unless approved by our board of directors, including the Series A Director).

Dividends

Subject to the rights of the preferred stockholders set forth in “-Protective Provisions”, our board of directors shall have full power and discretion, to determine out of legally available funds what, if any, dividends or distributions shall be declared and paid. Dividends may be paid in cash, in property, or in shares of common stock. Shares of common stock and Series A preferred stock are treated equally and ratably, on a per share basis, with respect to any dividend or distribution from us. If a dividend is paid in the form of shares of common stock or rights to acquire common stock, the holders of common stock and Series A preferred stock shall both receive common stock or rights to acquire common stock. No dividends shall be declared or payable in the form of Series A preferred stock.

Liquidation Rights

If there is a liquidation, dissolution or winding up of the Company, holders of our common stock and Series A preferred stock would be entitled to share in our assets remaining after the payment of liabilities equally and ratably, on a per share basis.

Conversion

Voluntary Conversion: Each share of Series A preferred stock shall be convertible into one fully paid and nonassessable share of common stock at the option of the holder. Additionally, each share of Series A Preferred Stock shall automatically convert into one share of common stock upon the first to occur of (a) a transfer of such share of Series A Preferred Stock other than to Mr. Destler, or (b) the death or incapacity of Mr. Destler.

Other Provisions

Holders of our common stock and Series A preferred stock have no preemptive or conversion rights or other subscription rights, and there are no redemption or sinking fund provisions applicable to the common stock or Series A preferred stock.

Voting Trust Agreement

On December 23, 2022, we entered into a Voting Trust Agreement (the “Voting Trust Agreement”) with Jonathan Destler, our Founder and our Head of Corporate Development. The voting trust created under the Voting Trust Agreement holds all shares of common stock and the one share of Series A Preferred Stock held by Mr. Destler, and vests in the trustee, the power to vote the shares held by Mr. Destler in any stockholder vote or written consent in lieu of a stockholders’ meeting. The terms and conditions of the Voting Trust Agreement provides that the members of our board of directors have full discretion to appoint a trustee to vote the shares. The current sole trustee of the voting trust is Jeffrey Klausner, our sole director. The voting trustee does not have any economic rights or investment power with respect to the shares of common stock and Series A Preferred Stock transferred to the voting trust; their rights consist solely of voting rights. The Voting Trust Agreement will terminate on the first to occur of (i) final disposition of (a) Securities and Exchange Commission vs. David Stephens, Donald Linn Danks, Jonathan Destler and Robert Lazarus (and Daniel Solomita and 8198381 Canada, Inc., as Relief Defendants), Case No. ‘22CV1483AJB DEB, filed in the United States District Court, Southern District of California on September 30, 2022, and (b) Untied States of America v. David Stephens, Donald Danks, Jonathan Destler and Robert Lazarus, Case No. ‘22 CR2701 BAS, filed in the United States District Court, Southern District of California on November 22, 2022, or (ii) mutual agreement of the Company and Mr. Destler.

Common Shares Issued on Exercise of Warrants

During the year ended December 31, 2022, the Company temporarily reduced the exercise price of certain warrants issued as part of the Company’s $5.90 private offering, described below, from $8.84 per share to $5.90 per share. The Company received proceeds of approximately $1.6 million on the exercise of 264,315 warrants for the purchase of 264,315 shares of common stock, at exercise price of $5.90 per share.

Common Shares Issued on Private Offerings

During year ended December 31, 2022, the Company received net proceeds of approximately $1.6 million on the sale of 183,223 shares of common stock at $8.84 per share, as part of its private offerings. As part of the Company’s $8.84 private offering, each participating shareholder received a warrant to purchase up to fifty percent (50%) of the number of common shares purchased, at $11.78 per share, and which expires on December 31, 2023. As such, the Company issued 91,611 warrants during the period.

During the year ended December 31, 2021, the Company received net proceeds of approximately $5.2 million on the sale of 881,332 shares of common stock at $5.90 per share, as part of its private offerings. As part of the Company’s $5.90 private offering, each participating shareholder is entitled to a warrant to purchase up to fifty percent (50%) of the number of common shares purchased, at $8.84 per share, and which originally were to expire on December 31, 2022, and subsequent extended to expire on June 30, 2023.

Common Shares Issued for Financing Costs

On May 16, 2022, September 30, 2022, and December 20, 2022, the Company entered into amendments (see Note 6) to extend the call provisions and expiration date in its senior secured convertible notes, in exchange for issuing its senior convertible note holders an aggregate of 282,522 shares of common stock with a fair value of approximately $2.5 million at the date of grant, or $8.84 per common share. The $2.5 million was recorded as a financing cost, a component of other expense, in the accompanying statements of operations.

Common Shares Issued for Services

During the year ended December 31, 2022, the Company entered into various consulting agreements with third parties (“Consultants”) pursuant to which these Consultants provided business development, sales promotion, introduction to new business opportunities, strategic analysis and sales and marketing activities. In addition, the Company issued shares to a director for board service. During the year ended December 31, 2022, the Company issued 174,739 shares of common stock, with a fair value of approximately $1.5 million at date of grant.

During the year ended December 31, 2021, the Company issued 288,909 shares of common stock, with a fair value of $1.7 million at date of grant.

Summary of Restricted Stock Units

On May 17, 2022, the Company granted an aggregate of 67,860 restricted stock units (RSU) to its employees and executives pursuant to the Company’s 2022 Stock Incentive Plan, with an aggregate fair value of $600,000, based on the Company’s current private offering price. The RSUs vest on the earlier of twelve months from the date of grant, or a strategic transaction including the Company being acquired, an initial public offering, or a liquidity event more than $10 million.

On December 8, 2022, the Company granted its Chief Executive Officer, Geoffrey Andersen, 16,965 RSU, with a fair value of $150,000, based on the Company’s current private offering price. The RSU was issued per the terms of Mr. Andersen’s employment agreement dated December 8, 2022, and per the Company’s 2022 Stock Incentive Plan. The RSUs vest on the earlier of twelve months from the date of grant, or a strategic transaction including the Company being acquired, an initial public offering, or a liquidity event more than $5 million.

As of December 31, 2022, no shares of common stock were issued. During the year ended December 31, 2022, the Company recognized $388,000 of compensation expense relating to vested RSUs. As of December 31, 2022, the aggregate amount of unvested compensation related to RSUs was approximately $362,000 which will be recognized as an expense as the options vest in future periods through December 8, 2023.

Summary of Warrants

A summary of warrants for the years ended December 31, 2022 and 2021, is as follows:

		Weighted
		Average
	Number of	Exercise
	Warrants	Price
Balance outstanding, December 31, 2020	433,753	$8.84
Warrants granted	1,798,285	16.06
Warrants exercised	-	-
Warrants expired or forfeited	-	-
Balance outstanding, December 31, 2021	2,232,038	14.66
Warrants granted	91,611	11.78
Warrants exercised	(264,315)	5.90
Warrants expired or forfeited	-	-
Balance outstanding, December 31, 2022	2,059,334	$9.18
Balance exercisable, December 31, 2022	2,059,334	$9.18

Information relating to outstanding warrants at December 31, 2022, summarized by exercise price, is as follows:

			Outstanding	Exercisable
Exercise Price Per Share	Share	Life (Years)	Weighted Average Exercise Price	Shares	Weighted Average Exercise Price
$5.90	67,860	1.50	$5.90	67,860	$5.90
$8.84	613,497	0.50	$8.84	613,497	$8.84
$9.20	1,218,506	1.79	$9.20	1,218,506	$9.20
$11.78	159,471	1.50	$11.78	159,471	$11.78
	2,059,334	1.34	$9.18	2,059,334	$9.18

As of December 31, 2022, both the outstanding and exercisable warrants have an intrinsic value of $143,000. The aggregate intrinsic value was calculated as the difference between the estimated market value of $8.00 per share as of December 31, 2022, and the exercise price of the outstanding warrants.

Warrants Issued in Private Offering

In conjunction with the sale of the common shares issued as part of the Company’s $8.84 private offering in 2022, each participating shareholder is entitled to purchase up to fifty percent (50%) of the number of common shares purchased, at $11.78 per share. The warrants expire on December 31, 2023. During the year ended December 31, 2022, the Company issued warrants to purchase 91,611 shares and shares of common stock at an exercise price of $11.78 in connection with our initial public offering.

In conjunction with the sale of the common shares issued as part of the Company’s $5.89 private offering in 2021, each participating shareholder is entitled to purchase up to fifty percent (50%) of the number of common shares purchased, at $8.84 per share. During the year ended December 31, 2021, the Company issued warrants to purchase 444,059 shares of common stock at an exercise price of $8.84 in connection with our initial public offering. The original warrant term of eighteen (18) months was modified by the Board on July 13, 2021 to expire on December 31, 2022, and again on December 20, 2022, to expire on June 30, 2023.

During the year ended December 31, 2022, 264,315 warrants issued as part of the Company’s $5.90 private offering, were exercised at a discounted price of $5.90 per share, for total proceeds of approximately $1.6 million.

Warrants Issued with Senior Convertible Notes Payable

In September and October 2021, and in conjunction with the sale of senior convertible notes payable, the Company issued warrants to purchase an aggregate of 1,218,506 of its common shares. The holder of the Warrants shall have the right to purchase up to the number of shares that equals the quotient obtained by dividing: (i) the Warrant Coverage Amount, by (ii) the Conversion Price. The “Warrant Coverage Amount” shall mean the amount obtained by multiplying: (A) one hundred percent (100%); by (B) aggregate principal amount of the Holder’s Note(s). The conversion price in effect on any Conversion Date shall be equal to 80% of the offering price per share of common stock in our initial public offering. Each Warrant is exercisable at a price equal to 115% of our initial public offering price (see Note 5).

Warrants Issued under Advisory Board Agreement

On July 1, 2021, the Company entered into a three-year consulting agreement (the “Agreement”) for which the consultant is to serve on the Company’s Advisory Board and provide services as defined in the Agreement. Per the terms of the Agreement, the Company is to pay the consultant $5,000 per month during the first six month period of the Agreement, and the Company shall grant, as of July 1, 2021, (i) a warrant, for a term of three years, to purchase 33,930 shares of common stock, which shall vest on the date hereof, at an exercise price of $5.90 per share, (ii) a warrant, for a term of three years, to purchase 33,930 shares of common stock, which shall vest on December 1, 2021, at an exercise price of $5.90 per share, (iii) a warrant, for a term of three years, to purchase 33,930 shares of common stock, which shall vest on September 1, 2022, at an exercise price of $11.78 per share, and (iv) a warrant, for a term of three years, to purchase 33,930 shares of common stock, which shall vest on December 1, 2022, at an exercise price of $11.78 per share. The aggregate fair value of the warrants was determined to be $382,000, which was determined using a Black-Scholes-Merton option pricing model with the following average assumption: fair value of our stock price of $5.90 per share based on recent private sales of our stock, expected term of five years, volatility of 108%, dividend rate of 0%, and weighted average risk-free interest rate of 0.25%.

During the years ended December 31, 2022 and 2021, the Company recognized $94,000 and $288,000 of compensation expense relating to vested warrants, respectively. As of December 31, 2022, no unvested compensation related to these warrants remained.

Summary of Options

2016 Stock Incentive Plan

The Company’s 2016 Equity Incentive Plan (the “Plan”) is for officers, employees, non-employee members of the Board of Directors, and consultants of the Company. The Plan authorized the granting of not more than 1 million restricted shares, stock appreciation rights (“SAR’s”), and incentive and non-qualified stock options to purchase shares of the Company’s common stock. On July 13, 2021, the Board increased the number of common shares authorized to be issued under the Company’s 2016 Equity Incentive Plan one (1) million shares to seven (7) million shares. During the year ended December 31, 2022, the Company granted stock options of 16,965 shares. The plan expired during the year ended December 31, 2022, leaving no shares available to be issued under the 2016 Equity Inventive Plan on December 31, 2022.

2022 Stock Incentive Plan

The Company’s 2022 Equity Incentive Plan (the “Plan”) is for officers, employees, non-employee members of the Board of Directors, and consultants of the Company. The Plan authorized the granting of not more than 1 million restricted shares, stock appreciation rights (“SAR’s”), and incentive and non-qualified stock options to purchase shares of the Company’s common stock. The Plan authorizes the issuance of up to fifteen (15) million shares. During the year ended December 31, 2022, the Company granted stock options of 235,813 shares and restricted stock units of 84,825, leaving 7,179,362 shares available to be issued under the 2022 Equity Inventive Plan on December 31, 2022.

A summary of stock options for the years ended December 31, 2022 and 2021, is as follows:

		Weighted
		Average
	Number of	Exercise
	Options	Price
Balance outstanding, December 31, 2020	-	$-
Options granted	1,498,010	5.90
Options exercised	-	-
Options expired or forfeited	-	-
Balance outstanding, December 31, 2021	1,498,010	5.90
Options granted	252,779	8.06
Options exercised	-	-
Options expired or forfeited	(16,965)	5.90
Balance outstanding, December 31, 2022	1,733,824	$6.20
Balance exercisable, December 31, 2022	747,450	$5.96

Information relating to outstanding options at December 31, 2022, summarized by exercise price, is as follows:

			Outstanding	Exercisable
Exercise Price Per Share	Share	Life (Years)	Weighted Average Exercise Price	Shares	Weighted Average Exercise Price
$5.90	1,548,905	8.02	$5.90	728,930	$5.90
$8.84	184,919	4.90	$8.84	18,520	$8.84
	1,733,824	7.67	$6.20	747,450	$5.96

During the year ended December 31, 2022, as discussed below, the Company approved options exercisable into 252,779 shares to be issued pursuant to the Company’s 2016 and 2022 Equity Incentive Plans. The aggregate fair value of the approved options was determined to be $1.7 million.

During the year ended December 31, 2021, as discussed below, the Company approved options exercisable into 1,498,010 shares to be issued pursuant to the Company’s 2016 Equity Incentive Plan. The aggregate fair value of the approved options was determined to be $7.6 million.

During the year ended December 31, 2022 and 2021, the Company recognized $2.6 million and $1.5 million of compensation expense relating to vested stock options, respectively. As of December 31, 2022, the aggregate amount of unvested compensation related to stock options was approximately $5.1 million which will be recognized as an expense as the options vest in future periods through May 2025.

As of December 31, 2022, the outstanding and exercisable options have an intrinsic value of $3.3 million and $1.5 million, respectively. The aggregate intrinsic value was calculated as the difference between the estimated market value of $8.00 per share as of December 31, 2022, and the exercise price of the outstanding options.

Option Grants

Options Issued to Employees

During the year ended December 31, 2022, the Company granted employees aggregate options to purchase 25,448 shares of common stock under the Company’s 2022 Stock Incentive Plan, at an exercise price of $5.90 per share, with a vesting period of twelve months, and an expiration period of five years. The total fair value of these options at grant date was approximately $306,000, which was determined using a Black-Scholes-Merton option pricing model with the following weighted average assumptions: fair value of our stock price of $8.06 per share, based on the Company’s current private offering price, the expected term of three years, volatility of 111%, dividend rate of 0%, and risk-free interest rate of 2.51%.

During the year ended December 31, 2021, the Company granted its employees options to purchase an aggregate of 37,500 shares of common stock (the “Option Shares”) under the Company’s 2016 Equity Incentive Plan, at an exercise price of $5.90 per share, with a weighted average vesting period of 10 months. The stock options are exercisable at a price of $5.90 per share with a weighted average expiration period of 5.67 years. The total fair value of these options at grant date was approximately $310,000, which was determined using a Black-Scholes-Merton option pricing model with the following weighted average assumptions: fair value of our stock price of $13.76 per share, based on recent private sales of our stock, and more recently, based on a recent valuation report, and valuation discussions with our underwriters pursuant to our recent initial public offering, the expected term of five years, volatility of 115%, dividend rate of 0%, and risk-free interest rate of 1.12%.

During the years ended December 31, 2022 and 2021, the Company recognized $466,000 and $61,000 of compensation expense relating to vested stock options, respectively.

Options Issued under Advisory Board Agreements

On August 18, 2021 and September 24, 2021, the Company entered into a one-year consulting agreement (the “Agreement”), with automatic annual renewals, for which the consultants are to serve on the Company’s Advisory Board and provide services as defined in the Agreement. Per the terms of the Agreement, the Company is to pay the consultants an aggregate amount of $10,000 per calendar quarter and granted the consultants aggregate options to purchase 13,572 shares of the Company’s common stock, with a five (5) year life, vesting over a twelve (12) month period, and exercisable at $5.90 per share. The consultant will be granted an additional aggregate 13,572 options to purchase shares on each automatic contract renewal period. The total fair value of these options at grant date was approximately $53,000, which was determined using a Black-Scholes-Merton option pricing model with the following weighted average assumption: fair value of our stock price of $5.90 per share based on recent private sales of our stock, expected term of five years, volatility of 110%, dividend rate of 0%, and risk-free interest rate of 0.90%.

On the consultant’s automatic contract renewal period of August 18, 2022 and September 24, 2022, the consultants were granted an additional aggregate 13,572 options to purchase shares. The total fair value of these options at grant date was approximately $80,000, which was determined using a Black-Scholes-Merton option pricing model with the following weighted average assumptions: fair value of our stock price of $8.84 per share, based on the Company’s current private offering price, the expected term of three years, volatility of 111%, dividend rate of 0%, and risk-free interest rate of 2.51%.

On July 15, 2022, the Company entered into a one-year consulting agreement with Geoffrey Andersen, the Company’s Chief Executive Officer effective on December 8, 2022. Mr. Andersen was granted an aggregate 10,179 options to purchase shares of the Company’s common stock, of which 8,348 options vested immediately at an exercise price of $5.90, with 1,697 options vesting over a twelve (12) month period, and exercisable at $8.84 per share. The total fair value of these options at grant date was approximately $62,000.

During the year ended December 31, 2022 and 2021, the Company recognized $114,000 and $17,000 compensation expense relating to vested stock options.

Options Issued under Executive Employment Agreements

Chief Executive Officer

On December 8, 2022, the Employment Agreement with Geoffrey Andersen (the “Andersen Agreement”), the Company’s Chief Executive Officer was ratified, confirmed, and approved. The Andersen Agreement is for a two-year period with an initial base salary of $250,000 per annum. The Andersen Agreement granted Mr. Andersen an option to purchase 169,650 shares of common stock (the “Option Shares”) under our 2022 Stock Incentive Plan, at an exercise price of $8.84 per share, for a term to expire on December 8, 2027, and where 14,137 Option Shares vest monthly over a twelve (12) month period beginning on December 8, 2022. The total fair value of these options at grant date was approximately $990,000, which was determined using a Black-Scholes-Merton option pricing model with the following assumptions: fair value of our stock price of $8.84 per share, based on the Company’s current private offering price, the expected term of three years, volatility of 183%, dividend rate of 0%, and risk-free interest rate of 4.04%.

During the year ended December 31, 2022, the Company recognized $83,000 of compensation expense relating to vested stock options.

In the event that the Company raises $5,000,000 or more in cash in a single transaction through the sale of equity or debt securities, the Mr. Andersen shall receive an annual base salary $325,000 on an annualized basis. In connection with the Andersen Agreement, the Company granted 16,965 restricted stock units, which vest on the earlier of (i) on December 13, 2023, (ii) in the event that the Company raises $5,000,000 or more in cash in a single transaction through the sale of equity or debt securities, (iii) a merger, asset sale, share exchange or other business combination transaction, or (iv) Approval by the stockholders of the Company of a complete liquidation or dissolution of the Company other than in connection with the transfer of all or substantially all of the assets of the Company to an affiliate or a subsidiary of the Company.

Chief Financial Officer and Director of Operations

On May 9, 2022, the Employment Agreement with Steve Handy, the Company’s Chief Financial Officer and Director of Operations was ratified, confirmed, and approved. The Employment Agreement is for a two-year period with an initial base salary of $220,000 per annum and increased by 5% on the first anniversary of the Employment Agreement. The Employment Agreement includes a cash severance provision of $100,000 if Mr. Handy’s employment is terminated without cause. The Company granted Mr. Handy stock options to purchase 33,930 shares of common stock under the Company’s 2022 Stock Incentive Plan, at an exercise price of $5.90 per common share, with a vesting period of two years, and an expiration period of five years. The total fair value of these options at grant date was approximately $220,000, which was determined using a Black-Scholes-Merton option pricing model with the following assumptions: fair value of our stock price of $8.84 per share, based on the Company’s current private offering price, the expected term of three years, volatility of 108%, dividend rate of 0%, and risk-free interest rate of 2.81%.

On May 17, 2021, the Company entered into an employment agreement with Steve Handy to serve as its Chief Financial Officer and Director of Operations (the “Employment Agreement”). The term of the employment is for twelve months. Mr. Handy’s base salary is $200,000 per annum, with annual increases and bonuses at the discretion of the Board of Directors. Mr. Handy is entitled to receive a severance payment of $100,000 if terminated by the Company without cause within the first twelve months of employment.

The Employment Agreement granted the Executive an option to purchase 101,790 shares of common stock (the “Option Shares”) under the Company’s 2016 Equity Incentive Plan, at an exercise price of $5.90 per share, for a term to expire on May 17, 2026, and where 8,483 Option Shares, vest monthly beginning on May 17, 2021. The stock options are exercisable at a price of $5.90 per share and expire in ten years. The total fair value of these options at grant date was approximately $462,000, which was determined using a Black-Scholes-Merton option pricing model with the following average assumption: fair value of our stock price of $5.90 per share based on recent private sales of our stock, expected term of five years, volatility of 106%, dividend rate of 0%, and weighted average risk-free interest rate of 0.83%.

During the years ended December 31, 2022 and 2021, the Company recognized $266,000 and $269,000 of compensation expense relating to vested stock options, respectively.

Former Chief Executive Officer and current Founder and Head of Corporate Development

On March 21, 2021, the Company and Mr. Destler, our former Chief Executive Officer and current Founder and Head of Corporate Development (the “Executive”), entered into an amended Employment Agreement (the “Amended Agreement”).

The Amended Agreement granted the Executive an option to purchase 1,357,200 shares of common stock (the “Option Shares”) under the Company’s 2016 Equity Incentive Plan, at an exercise price of $5.90 per share, for a term to expire on April 1, 2031, and where 28,275 Option Shares vest monthly beginning on May 1, 2021. This option shall survive termination of the Agreement. The stock options are exercisable at a price of $5.90 per share and expire in ten years. The total fair value of these options at grant date was approximately $6.8 million, which was determined using a Black-Scholes-Merton option pricing model with the following average assumption: fair value of our stock price of $5.90 per share based on recent private sales of our stock, expected term of seven years, volatility of 107%, dividend rate of 0%, and weighted average risk-free interest rate of 1.34%.

During the years ended December 31, 2022 and 2021, the Company recognized $1.7 and $1.1 million of compensation expense relating to vested stock options, respectively.